S000072616 [Member] Average Annual Total Returns		12 Months Ended	51 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	4.02%
Bloomberg U.S. Mortgage-Backed Securities (MBS) Index
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	0.33%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.53%	1.62%
Performance Inception Date			Sep. 30, 2021
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.36%	(0.26%)
Performance Inception Date			Sep. 30, 2021
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.00%	0.39% [2]
Performance Inception Date			Sep. 30, 2021

[1]	Class M shares converted into Class I shares effective April 27, 2026.
[2]
The “After Taxes on Distributions and Sale of Fund Shares” return is higher than the “After Taxes on Distributions” return because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.